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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-22705

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                               SSGA Master Trust
              (Exact name of registrant as specified in charter)

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                       One Iron Street, Boston, MA 02210
              (Address of principal executive offices) (Zip code)

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                              Sean O'Malley, Esq.
               Senior Vice President and Deputy General Counsel
                        c/o SSGA Funds Management, Inc.
                                One Iron Street
                          Boston, Massachusetts 02210
                    (Name and Address of Agent for Service)

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      Registrant's telephone number, including area code: (617) 664-1465

                       Date of fiscal year end: June 30

                   Reporting Period: 07/01/2019 - 06/30/2020

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Item 1. Proxy Voting Report



===================== Blackstone/GSO Senior Loan Portfolio =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Master Trust
(Registrant)

By:  /s/ Ellen M. Needham
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     Ellen M. Needham
     President
     (Signature and Title)*

Date: August 26, 2020

* Print the name and title of each signing officer under his or her signature.